UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [   ]; Amendment Number: _________
     This Amendment   [   ] is a restatement.
                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Acuity Capital Management LLC
Address:  4 Greenwich Office Park
          3rd Floor
          Greenwich, CT  06831

Form 13F File Number:  028-12286

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Kostolansky
Title:  Chief Financial Officer
Phone:  (203) 862-3344

Signature, Place, and Date of Signing:

/s/ Michael Kostolansky      Greenwich, CT         November 11, 2010
     [Signature]             [City, State]              [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None*

Form 13F Information Table Entry Total: 18

Form 13F Information Table Value Total: $70,114 (in thousands)

List of Other Included Managers:


* Messrs. Howard Needle and David Harris are the investment managers of Acuity Capital Management LLC, and Acuity Capital Advisors LLC, which have investment discretion over the investment portfolios reported herein.

                                   Title of                   Mkt Val     SH/PRN    SH/ PUT/ Invest  Other   Voting Authority
Name of Issuer                       Class          CUSIP     (x1,000)    Amount    PRN CALL  Disc   Mgrs    Sole    Shared None
ACTUANT CORP                   SDCV 2.000%11/0    00508XAB0      3,531    3,000,000 PRN      DEFINED       3,000,000
CEPHALON INC                   NOTE 2.000% 6/0    156708AP4      1,417    1,000,000 PRN      DEFINED       1,000,000
INGERSOLL-RAND GLOBAL HLDG CO  NOTE 4.500% 4/1    45687AAD4      9,188    4,500,000 PRN      DEFINED       4,500,000
KNIGHT CAP GROUP INC           CL A COMMON        499005106         14        1,094 SH       DEFINED           1,094
US AIRWAYS GROUP INC           NOTE 7.250% 5/1    911905AC1      6,649    3,000,000 PRN      DEFINED       3,000,000
MICROCHIP TECHNOLOGY INC       SDCV 2.125%12/1    595017AB0      3,371    3,000,000 PRN      DEFINED       3,000,000
NETAPP INC                     NOTE 1.750% 6/0    64110DAB0      4,075    2,500,000 PRN      DEFINED       2,500,000
STEWART ENTERPRISES INC        NOTE 3.375% 7/1    860370AK1      1,793    2,000,000 PRN      DEFINED       2,000,000
WESCO INTL INC                 DBCV 2.625%10/1    95082PAE5      3,066    3,000,000 PRN      DEFINED       3,000,000
WESCO INTL INC                 DBCV 6.000% 9/1    95082PAH8      3,225    2,000,000 PRN      DEFINED       2,000,000
ALLIANT TECHSYSTEMS INC        NOTE 3.000% 8/1    018804AK0      2,281    2,000,000 PRN      DEFINED       2,000,000
FORD MTR CO DEL                *W EXP 01/01/201   345370134        644      150,000 SH       DEFINED         150,000
MYLAN INC                      NOTE 3.750% 9/1    628530AJ6      4,723    3,000,000 PRN      DEFINED       3,000,000
NEWMONT MINING CORP            NOTE 3.000% 2/1    651639AK2      4,281    3,000,000 PRN      DEFINED       3,000,000
PROTEIN DESIGN LABS INC        NOTE 2.000% 2/1    74369LAF0        970    1,000,000 PRN      DEFINED       1,000,000
TERADYNE INC                   NOTE 4.500% 3/1    880770AE2      6,493    3,000,000 PRN      DEFINED       3,000,000
UAL CORP                       NOTE 6.000%10/1    902549AJ3     12,235    4,250,000 PRN      DEFINED       4,250,000
VERISIGN INC                   SDCV 3.250% 8/1    92343EAD4      2,158    2,000,000 PRN      DEFINED       2,000,000
TOTAL                                                           70,114